Intangible assets - Goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 27,852,568	R$ 27,889,327
Acquisitions (write-offs):
Em Dia Serviços Especializados em Cobranças Ltda.		(52,180)
Return Capital Gestão de Ativos e Participações S.A. (current name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.)	(5,271)
Banco PSA Finance Brasil S.A.		(1,557)
FIT Economia de Energia S.A.	3,992
América Gestão Serviços em Energia S.A	61,608
Others	(20,019)	16,978
Banco ABN Amro Real S.A. (Banco Real)	1
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	(20,020)	16,978
Balance at the end of the fiscal year	R$ 27,892,878	R$ 27,852,568